Total
Nile Africa, Frontier and Emerging Fund
Investment Objective
The Nile Africa, Frontier and Emerging Fund (the “Fund”) seeks to provide long term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended March 31, 2016, the Fund’s portfolio turnover rate was 82%.

Principal Investment Strategies

The Fund seeks long-term total return from capital appreciation and income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed income, cash and cash equivalent asset classes. The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on the adviser’s assessment of fundamental values of securities and other investments in the class, the attractiveness of each investment opportunity, general market, political and economic conditions, and expected future returns of investments. The Fund may invest in any, all or none of the targeted asset classes at any given time. The Fund may also invest in these asset classes through exchange-traded funds ("ETFs"). There is no limitation on the amount of the Fund’s portfolio that may be allocated to any of these asset classes. The Fund may maintain a significant portion of its assets in cash and cash equivalents securities and investments for temporary defensive purposes. The Fund may invest in fixed income securities issued by or guaranteed by African, Frontier or Emerging market governments, their agencies and instrumentalities, African, Frontier or Emerging market companies and African, Frontier or Emerging Frontier market multi-national organizations. The Fund defines fixed income securities to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgage-backed securities and certificates of deposit. The Fund will invest in fixed income securities without restriction as to capitalization, credit quality or maturity. The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or "junk" bonds. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African, Frontier or Emerging market companies, securities issued by or guaranteed by African, Frontier or Emerging market governments, their agencies and instrumentalities, and African, Frontier or Emerging market multi-national organizations. The Fund will invest in the securities of companies of any capitalization.

The Fund defines African companies as those that (i) have a majority of their assets in Africa, (ii) derive a majority of their revenues or profits from Africa or (iii) whose securities are principally traded on African securities exchanges.

In general, "Frontier" market countries are a sub-set of those currently considered to be emerging or developing by the World Bank, the International Finance Corporation, the United Nations, or a countries' authorities. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may deem other countries to be Frontier markets in the future.

The Fund defines the following countries to be Frontier markets:

Central and Eastern Europe: Azerbaijan, Bosnia, Belarus, Bulgaria, Croatia, Cyprus, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Palestine, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

Asia: Bangladesh, Cambodia, Indonesia, Kyrgyzstan, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Papua New Guinea, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

Africa: Botswana, Cote d'Ivoire, Gabon, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Rwanda, Swaziland, Tanzania, Tunisia, Uganda, Zambia, Zimbabwe.

The Fund defines Frontier market companies as those that (i) have a majority of their assets in Frontier market countries, (ii) derive a majority of their revenues or profits from Frontier market countries or (iii) whose securities are principally traded on Frontier market securities exchanges.

”Emerging” market countries are typically located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa. The Fund may deem other countries to be Emerging markets in the future.

The Fund defines the following countries to be Emerging Markets:

Americas: Brazil, Mexico

Europe, Middle East & Africa: Czech Republic, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey

Asia: China, India, South Korea, Malaysia, Taiwan

The Fund defines Emerging market companies as those that (i) have a majority of their assets in Emerging Market countries, (ii) derive a majority of their revenues or profits from Emerging Market countries or (iii) whose securities are principally traded on Emerging market securities exchanges.

The Fund's adviser actively manages the Fund’s portfolio by seeking to identify companies suitable for investment by using top-down economic analysis, and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis. The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability. In addition, this analysis evaluates the supply and demand trends for various industries. The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility. The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers. In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion. In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Consideration of Sustainable and Responsible Investments.

When the adviser seeks to invest in African, Frontier and Emerging market companies, it may consider companies whose products/services or industrial/ business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets, including development, poverty and health; environment and climate change; and rights and governance. Investments are first selected for financial soundness and then the adviser may take into consideration the sustainability and corporate responsibility criteria noted above.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.
•	African Market Risk. Because the Fund will invest the majority of its assets in African companies, directly or through ETFs, it is highly dependent on the state of the African economy and the financial prospects of specific African companies. Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets. Investment in the securities of African issuers may increase the volatility of the Fund's net asset value.

•	Political/Economic Risk. Changes in an African country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

•	Regulatory Risk. Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Less information may be available about companies in which the Fund invests because many African companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

•	Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will cause the value of the Fund’s fixed income securities to decline. Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

•	Currency Risk. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in equities, ETFs and futures denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

•	Emerging Market Risk. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•	Equity Market Risk. Equity markets can be volatile. In other words, the prices of equities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equities. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

•	Foreign Investing Risk. Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Additionally, investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

•	Frontier Market Risk. A sub-set of African emerging market countries are considered to be "frontier markets." Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

•	Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Liquidity Risk. Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

•	Lower-Rated Securities Risk. Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities. These securities are considered speculative. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

•	Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a security or futures contract may prove to be inaccurate and may not produce the desired results. Additionally, the adviser’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

•	Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

•	Small and Medium Capitalization Company Risk. The value of a small or medium capitalization company equities, ETFs that invest in equities of small and medium capitalization companies or futures based upon small and medium capitalization equities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•	Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund's inception. Returns in the Bar Chart do not reflect sales charges and would be lower if they did. The performance table compares the average annual performance of the Fund over time to the performance of a broad-based securities market index. The sales charges are reflected in the performance table. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-68-AFRICA.

Performance Bar Chart For Calendar Years Ended December 31

Performance Table Average Annual Total Returns (For periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for Class C and Institutional Class shares will vary.